Equity - Additional Information (Detail)													12 Months Ended
	Dec. 14, 2023 $ / shares	Oct. 12, 2023 $ / shares	Jul. 13, 2023 $ / shares	May 18, 2023 $ / shares	Apr. 13, 2023 MXN ($) $ / shares shares	Nov. 17, 2022 MXN ($) $ / shares	May 16, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) $ / shares shares	Sep. 28, 2021 MXN ($)	Sep. 14, 2021 MXN ($) $ / shares	May 28, 2021 MXN ($)	Apr. 27, 2021 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) Director Member Vote shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021 MXN ($) shares	Jul. 01, 2020 MXN ($)
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members													20.00%
Dividend payment per share | $ / shares	$ 3.71	$ 3.71	$ 3.71	$ 3.71	$ 14.84	$ 7.2	$ 7.2	$ 14.4
Dividend payment						$ 3,637,998,000	$ 3,675,745,000
Total dividend payment amount								$ 7,313,743,000					$ 7,498,318,000	$ 7,313,743,000
Canceled Reserve for repurchase of shares					$ 499,486,000			2,031,782,000								$ 1,550,000,000
Reserve for repurchase of shares					$ 2,500,000,000			2,500,000,000		$ 2,000,000,000			2,500,000,000	2,499,473,000	$ 5,531,292,000
Retained earnings								1,558,475,000					8,787,568,000	9,187,597,000	13,925,091,000
Capital reduction per share | $ / shares										$ 7.8		$ 3.823095061582
Capital reduction									$ 4,014,701,000		$ 2,000,000,000				6,014,701,000
Capitalization of retained earnings								$ 8,027,155,000
Capital stock													$ 8,197,536,000	$ 8,197,536,000	$ 170,381,000
Cpital stock, shares | shares													505,277,464	512,301,577	525,575,547
Cancellation of repurchase of shares, shares | shares					7,024,113			13,273,970				35,424,453
Description of legal reserves													General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos)
Legal reserve													$ 478,185,000	$ 34,076,000	$ 1,592,551,000
Percentage of legal reserve								20.00%					5.83%	0.42%	934.70%
Repurchase of shares														$ (1,999,987,000)	$ (3,000,037,000)
Additional income tax on dividend													10.00%
Top of Range [Member]
Disclosure Of Equity [Line Items]
Reserve for repurchase of shares								$ 2,000,000,000				$ 3,000,000,000				$ 1,550,000,000
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock													15.00%
Number of directors | Director													4
Capital stock													$ 122,963,000	$ 1,229,631,000	$ 25,558,000
Cpital stock, shares | shares													75,791,619	76,845,237	78,836,332
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote													1
Maximum percentage of common stock													10.00%
Percentage of not having voting rights													10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock													10.00%
Number of directors | Director													11
Percentage of voting rights													10.00%
Right to appoint members number | Member													7
Number of members elected to the board of directors at a Shareholders' Meeting | Member													1
Capital stock													$ 6,967,905,000	$ 6,967,905,000	$ 144,823,000
Cpital stock, shares | shares													429,485,845	435,456,340	446,739,215
Class I [member]
Disclosure Of Equity [Line Items]
Capital stock								$ 8,197,536,000
Cpital stock, shares | shares								512,301,577